LEASES - Right-of-use Assets, Depreciation and Impairment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 1,146	$ 1,056
Right of-use assets:
Right-of-use assets	1,344	1,210
Depreciation and impairment charges:
Depreciation and impairment, right-of-use assets	235	203
Other lease related expenses:
Interest expense on lease liabilities	55	34
Expenses of short-term leases	93	96
Expenses of leases of low-value assets	81	71
Expenses related to variable lease payments not included in the measurement of lease liabilities	68	87
Additions to right-of-use assets	288	418
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	253	185
Land, buildings and Improvements
Right of-use assets:
Right-of-use assets	944	854
Depreciation and impairment charges:
Depreciation and impairment, right-of-use assets	154	133
Machinery, equipment and others
Right of-use assets:
Right-of-use assets	400	356
Depreciation and impairment charges:
Depreciation and impairment, right-of-use assets	$ 81	$ 70